UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Patriot Wealth Management, Inc.

Address:   1800 Bering, Suite 250
           Houston, TX 77057


Form 13F File Number: 028-12304


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300

Signature,  Place,  and  Date  of  Signing:

/s/ Todd Hanslik                   Houston, TX                        5/1/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:  $      304,135
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
3M COMPANY                     COM            88579y101     5117   48136.91 SH       SOLE                   0      0   48136.91
ACTIVISION INC   COM NEW       COM            00507v109     2865     196620 SH       SOLE                   0      0     196620
AKAMAI TECHNOLOGIES COM        COM            00971t101     2212      62631 SH       SOLE                   0      0      62631
AMAZON COM INC COM             COM            023135106     5221      19590 SH       SOLE                   0      0      19590
APPLE COMPUTER INC             COM            037833100     9048  20439.191 SH       SOLE                   0      0  20439.191
ASHLAND INC                    COM            044209104     2974  40026.871 SH       SOLE                   0      0  40026.871
BORG WARNER INC COM            COM            099724106     2123      27450 SH       SOLE                   0      0      27450
CERNER CORP COM                COM            156782104     3315      34990 SH       SOLE                   0      0      34990
CISCO SYSTEMS INC    COM       COM            17275r102     4467 213760.553 SH       SOLE                   0      0 213760.553
CITIGROUP INC COM NEW          COM            172967424     3188      72055 SH       SOLE                   0      0      72055
CITRIX SYS INC COM             COM            177376100     4159      57645 SH       SOLE                   0      0      57645
COMCAST CORP NEW CL A          COM            20030n101     2891  68861.086 SH       SOLE                   0      0  68861.086
CROWN CASTLE INTL              COM            228227104     5070      72800 SH       SOLE                   0      0      72800
DANAHER CORP DEL COM           COM            235851102     5197  83614.767 SH       SOLE                   0      0  83614.767
DIAGEO P L C SPONSORED ADR     COM            25243q205     5774  45884.752 SH       SOLE                   0      0  45884.752
E M C CORP MASS COM            COM            268648102     5262     220250 SH       SOLE                   0      0     220250
FMC TECHS INC        COM       COM            30249u101     5347      98315 SH       SOLE                   0      0      98315
GENERAL ELECTRIC               COM            369604103     5213  225477.53 SH       SOLE                   0      0  225477.53
HOME DEPOT INC                 COM            437076102     6814  97646.771 SH       SOLE                   0      0  97646.771
INTL BUSINESS MACHINES  CORP I COM            459200101     6044  28337.444 SH       SOLE                   0      0  28337.444
ISHARE DJ TEL SC INX           COM            464287713     4138 170272.034 SH       SOLE                   0      0 170272.034
ISHARES S&P AGGRESSIVE ALLOCAT COM            464289859      680      17106 SH       SOLE                   0      0      17106
ISHARES TR DJ US REAL EST      COM            464287739     4333  62368.611 SH       SOLE                   0      0  62368.611
ISHARES TR S&P 100 IDX FD      COM            464287101    17124 243138.185 SH       SOLE                   0      0 243138.185
J P MORGAN CHASE & CO COM      COM            46625H100     5369 113119.021 SH       SOLE                   0      0 113119.021
JOHNSON AND JOHNSON  COM       COM            478160104     6749  82776.978 SH       SOLE                   0      0  82776.978
MIDCAP SPDR TR SER 1           COM            78467Y107     8752  41733.263 SH       SOLE                   0      0  41733.263
NATIONAL-OILWELL VARCO INC     COM            637071101     4271  60362.561 SH       SOLE                   0      0  60362.561
ORACLE CORP COM                COM            68389X105     4913 151956.896 SH       SOLE                   0      0 151956.896
PERRIGO COMPANY                COM            714290103     2622  22080.417 SH       SOLE                   0      0  22080.417
POWER SHARES DYNAMIC OIL SERVI COM            73935x625     8671 371042.565 SH       SOLE                   0      0 371042.565
PRAXAIR INC                    COM            74005p104     3839  34418.852 SH       SOLE                   0      0  34418.852
PROCTER & GAMBLE CO            COM            742718109     4587  59523.294 SH       SOLE                   0      0  59523.294
QUALCOMM INC                   COM            747525103     6658  99468.584 SH       SOLE                   0      0  99468.584
RAYMOND JAMES FINL INC COM     COM            754730109     3027  65659.144 SH       SOLE                   0      0  65659.144
ROPER INDS INC NEW COM         COM            776696106     3111  24435.592 SH       SOLE                   0      0  24435.592
SECTOR SPDR ENERGY             COM            81369y506    10753 135577.344 SH       SOLE                   0      0 135577.344
SECTOR SPDR UTILITIES          COM            81369y886     3354  85780.281 SH       SOLE                   0      0  85780.281
STANDARD&POORS DEP RCPT        COM            78462f103    30811 196662.611 SH       SOLE                   0      0 196662.611
SVB FINANCIAL GROUP            COM            78486Q101     2669      37630 SH       SOLE                   0      0      37630
TEXAS INSTRS INC COM           COM            882508104     4807 135486.301 SH       SOLE                   0      0 135486.301
TEXAS ROADHOUSE INC.           COM            882681109     4912 243304.391 SH       SOLE                   0      0 243304.391
THERMO ELECTRON CORP COM       COM            883556102     5587  73036.988 SH       SOLE                   0      0  73036.988
UNITED HEALTHCARE CORP COM     COM            91324P102     4754  83100.229 SH       SOLE                   0      0  83100.229
UNITED PARCEL SERVICE CL B     COM            911312106     3432  39952.164 SH       SOLE                   0      0  39952.164
US BANCORP (NEW)               COM            902973304     8249 243126.947 SH       SOLE                   0      0 243126.947
WAL-MART STORES INC            COM            931142103     5103   68193.43 SH       SOLE                   0      0   68193.43
WELLS FARGO & CO DEL COM       COM            949746101     5029 135948.111 SH       SOLE                   0      0 135948.111
ISHARES TR MSCI EMERG MKT      COM            464287234    19067 445799.948 SH       SOLE                   0      0 445799.948
ALPS ETF TR ALERIAN MLPETF     PRF            00162q866     2610     147277 SH       SOLE                   0      0     147277
ISHARES S&P US PREFERRED STOCK PRF            464288687    11853     292531 SH       SOLE                   0      0     292531


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